SUPPLEMENTARY INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Exchange differences	$ 27
Other	2	3	2
Total Income	29	3	2
Expenses:
Interest - In respect of liability to related parties	11	6
Interest - In respect of credit from banks	28	35	46
Exchange differences		108	21
Reclassification of warrants equity	285	27
Warrants to issued shares compensation		45
Other	70	60	69
Total Expenses	394	281	136
Financial expenses, net	$ (365)	$ (278)	$ (134)